Employee benefit expenses and other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefit expenses and other operating income and expenses [Abstract]
Employee benefit expense
The table below shows the employee benefit expenses and the average monthly number of employees for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020

Employee benefit expenses	80,232	78,758	54,464
Average monthly number of employees	874	655	441

Other operating income
The table below shows the detail of Other operating income and expenses for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
Other operating income	2022	2021	2020

Grants	59,056	60,746	59,010
Insurance proceeds and other	21,726	13,925	40,515
Total	80,782	74,670	99,525

Other operating expenses
	For the year ended December 31,
Other operating expenses	2022	2021	2020
Raw materials and consumables used	(19,639)	(70,690)	(7,792)
Leases and fees	(11,512)	(9,332)	(2,531)
Operation and maintenance	(140,382)	(154,007)	(110,873)
Independent professional services	(38,894)	(39,177)	(40,193)
Supplies	(59,336)	(40,790)	(27,926)
Insurance	(45,756)	(45,429)	(37,638)
Levies and duties	(19,764)	(29,949)	(39,820)
Other expenses	(15,965)	(24,957)	(9,891)
Total	(351,248)	(414,330)	(276,666)